Consolidated Statements of Cash Flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020
OPERATING ACTIVITIES
Funds flow from continuing (note 15)	$ 539	$ 496	$ 1,027	$ 946
Net change in non-cash balances	(66)	(135)	(254)	(246)
Operating activities	473	361	773	700
INVESTING ACTIVITIES
Additions to property, plant and equipment (note 3)	(218)	(248)	(414)	(518)
Additions to equipment costs (net) (note 3)	(5)	(7)	(12)	(18)
Additions to other intangibles (note 3)	(34)	(36)	(76)	(64)
Net additions to investments and other assets	0	(4)	(1)	(5)
Proceeds on disposal of property, plant and equipment	3	1	17	1
Investing activities	(254)	(294)	(486)	(604)
FINANCING ACTIVITIES
Increase in short-term borrowings (note 7)	0	135	0	215
Issuance of long-term debt	0	800	0	800
Repayment of long-term debt	0	(818)	0	(2,068)
Debt arrangement costs	0	(9)	0	(10)
Payment of lease liabilities (note 6)	(27)	(27)	(58)	(57)
Issue of Class B Shares (note 10)	1	2	1	5
Purchase of Class B Shares (note 10)	(225)	(80)	(300)	(105)
Dividends paid on Class A Shares and Class B Shares	(149)	(153)	(301)	(269)
Dividends paid on Preferred Shares	(2)	(2)	(4)	(4)
Payment of distributions to non-controlling interests	0	0	0	(2)
Financing activities	(402)	(152)	(662)	(1,495)
Decrease in cash	(183)	(85)	(375)	(1,399)
Cash, beginning of the period	571	132	763	1,446
Cash, end of the period	$ 388	$ 47	$ 388	$ 47